FINANCIAL RISK MANAGEMENT (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL RISK MANAGEMENT
Foreign exchange risk, percent	10.00%
Increase or decrease in interest rates	1.00%
Expected gain (loss) on foreign exchange movement	$ 2,347	$ 133
Decrease or increase in loss	$ 172	$ 82